Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2017
EMPLOYEE BENEFIT PLANS [Abstract]
Summary of stock based awards

	Shares	Weighted average exercise price	Weighted average remaining term	Aggregate fair value
Options
Outstanding as of December 31, 2014	5,804,594	$4.57	4.64	$8,410
Vested at December 31, 2014	1,643,665	—	—	—
Exercisable at December 31, 2014	1,500,476	—	—	—
Forfeited or expired	(159,828)	—	—	(193)
Granted	1,000,000	1.2	—	552
Outstanding as of December 31, 2015	6,644,766	$4.09	4.23	$8,769
Vested at December 31, 2015	730,592	—	—	—
Exercisable at December 31, 2015	730,592	—	—	—
Forfeited or expired	(348,520)	—	—	—
Granted	2,500,000	1.2	—	—
Outstanding as of December 31, 2016	8,796,246	$3.20	4.41	$9,804
Vested at December 31, 2016	1,210,824	—	—	—
Exercisable at December 31, 2016	1,210,824	—	—	—
Forfeited or expired	(891,670)	—	—	—
Granted	—	—	—	—
Outstanding as of December 31, 2017	7,904,576	$2.98	3.80	$7,539
Restricted stock and restricted stock units
Non Vested as of December 31, 2014	1,997,344	$—	2.00	$10,899
Granted	2,540,000	—	—	3,048
Vested	(812,847)	—	—	(5,746)
Forfeited or expired	(3,538)	—	—	(15)
Non Vested as of December 31, 2015	3,720,959	$—	2.45	$8,186
Granted	2,540,000	—	—	3,048
Vested	(1,755,017)	—	—	(5,122)
Forfeited or expired	(3,408)	—	—	(12)
Non Vested as of December 31, 2016	4,502,534	$—	2.55	$6,100
Granted	4,353,975	—	—	42
Vested	(1,839,195)	—	—	(2,630)
Forfeited or expired	—	—	—	—
Non Vested as of December 31, 2017	7,017,314	$—	3.21	$3,512